Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,111,000
Previously Paid Amount	0.00
Total Fee Amount	270.66
Total Offset Amount	0.00
Net Fee	270.66
Narrative - Max Aggregate Offering Price	$ 3,111,000
Final Prospectus	true